Vessels, Net (Details) $ in Thousands			9 Months Ended		12 Months Ended
	Nov. 30, 2016 USD ($) t	Sep. 26, 2016 USD ($) Vessel	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Accumulated Depreciation [Abstract]
Additions			$ (6,317)	$ (342)
Net book value			193,563		$ 199,880
Vessel Acquisition [Abstract]
Cash paid for acquired vessel			0	63,424
Lordship [Member] | Subsequent Event [Member]
Vessel Acquisition [Abstract]
Dead weight tonnage | t	178,838
Cash paid for acquired vessel	$ 3,000
Lordship [Member] | NSF Secured Term Loan Facility [Member] | Subsequent Event [Member]
Vessel Acquisition [Abstract]
Loan issued for acquired vessel	7,500
Lordship [Member] | Jelco Loan Facility [Member] | Subsequent Event [Member]
Vessel Acquisition [Abstract]
Loan issued for acquired vessel	$ 10,250
Vessels [Member]
Cost [Abstract]
Beginning balance			201,684	0	0
Additions			0		201,684
Ending balance			201,684		201,684
Accumulated Depreciation [Abstract]
Beginning balance			(1,844)	$ 0	0
Additions			(6,301)		(1,844)
Ending balance			(8,145)		(1,844)
Net book value			$ 193,539		$ 199,840
Capesize Vessel [Member]
Vessel Acquisition [Abstract]
Number of vessels to be acquired | Vessel		2
Purchase price per vessel		$ 20,750